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						      File Number:  33-84546
                                               Filed Pursuant to Rule 497(e)
                                               of the Securities Act of 1933

                                                               December 7, 2016


      Supplement to the Prospectuses and Summary Prospectuses, each dated
                                  May 1, 2016


Portfolio                                         Prospectus
---------                                         ------------------------------
Pioneer Bond VCT Portfolio                        Class I and Class II
Pioneer Emerging Markets VCT Portfolio            Class I and Class II
Pioneer Equity Income VCT Portfolio               Class I and Class II
Pioneer Fund VCT Portfolio                        Class I and Class II
Pioneer High Yield VCT Portfolio                  Class I and Class II
Pioneer Mid Cap Value VCT Portfolio               Class I and Class II
Pioneer Real Estate Shares VCT Portfolio          Class I and Class II
Pioneer Select Mid Cap Growth VCT Portfolio       Class I
Pioneer Strategic Income VCT Portfolio            Class I and Class II


Pioneer Investment Management, Inc. (the "Adviser"), each portfolio's investment adviser, is currently an indirect, wholly-owned subsidiary of UniCredit S.p.A. ("UniCredit"). On December 5, 2016, UniCredit announced that it has entered into exclusive negotiations for the possible sale of its Pioneer Investments business, which includes the Adviser, to Amundi. Amundi is headquartered in Paris, France, and, as of September 30, 2016, had more than $1.1 trillion in assets under management worldwide.

Although the outcome of the negotiations cannot be predicted, a sale of the Adviser would cause each portfolio's current investment advisory agreement with the Adviser to terminate. In that event, the portfolio's Board of Trustees would be asked to approve a new investment advisory agreement for the portfolio. If approved by the Board, the portfolio's new investment advisory agreement would be submitted to the shareholders of the portfolio for their approval.

                                                                   29932-00-1216
                                        (C) 2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC